Employee Benefit Plan, Subsequent Event	12 Months Ended
Mar. 31, 2025
EBP, Subsequent Event [Abstract]
EBP, Subsequent Event	SUBSEQUENT EVENTS The Plan has evaluated subsequent events through the date of the Independent Auditor’s Report, the date the financial statements were available to be issued.